UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22860

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600

Michelle McCloskey, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 – June 30, 2018

Item 1.  Schedule of Investments.

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of June 30, 2018 (Unaudited)

				Fair Value	Redemptions
Portfolio Funds	Shares/ Interests	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Credit Long/Short
AG Mortgage Partners, Ltd.	2,410	$ 2,410,000	$ 2,756,743	5.0%	Quarterly	90
Anchorage Capital Partners Offshore, Ltd.	1,708	2,036,844	2,068,070	3.8	Annually	90
Aristeia International Limited	1,934	2,161,692	2,329,664	4.2	Quarterly	60
Candlewood Puerto Rico SP	431	430,760	429,488	0.8	Quarterly	180
Candlewood Structured Credit Harvest Fund Ltd	196	2,537,541	3,132,344	5.7	Quarterly	90
Diameter Offshore Fund LP	1,780	1,780,000	1,845,997	3.3	Quarterly	90
King Street Capital, Ltd.	2,157	220,961	250,134	0.4	Quarterly	65
LibreMax Offshore Fund, Ltd.	1,771	2,309,994	2,640,685	4.8	Quarterly	90
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	12	11,927	15,222	0.1	Other*	-
One William Street Capital Offshore Fund, Ltd.	1,897	2,453,495	2,559,232	4.7	Quarterly	90
Rose Grove Offshore Fund, Ltd.	1,323	2,570,024	2,624,869	4.8	Quarterly	45
Silver Point Capital Offshore Fund, Ltd.	184	1,837,047	2,272,867	4.1	Quarterly	90
The Canyon Value Realization Fund (Cayman), Ltd.	0	74	2,233	0.0	Quarterly	60
Tilden Park Offshore Investment Fund Ltd	894	2,648,821	3,112,689	5.7	Quarterly	90
Tourmalet Matawin Offshore Fund, L.P.	1,379	2,645,006	3,279,810	6.0	Other*	-
Whitebox Credit Fund, Ltd.	70,016	69,008	37,067	0.1	Quarterly	60
Wingspan Overseas Fund, Ltd.	1,240	1,792,304	2,026,973	3.7	Quarterly	90
		27,955,342	31,410,297	57.2

Multi-Strategy
Juniperus Insurance Opportunity Fund Limited Offshore Fund	2,800	2,800,000	2,867,699	5.2	Semi-Annually	90

Relative Value
Athos Asia Event Driven Offshore Fund	1,997	2,186,982	2,249,148	4.1	Monthly	60
Basso Investors Ltd	1,136	2,233,195	2,408,656	4.4	Quarterly	60

See Accompanying Notes to Schedule of Investments. 1

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of June 30, 2018 (Unaudited)

				Fair Value	Redemptions
Portfolio Funds	Shares/ Interests	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Relative Value (continued)
Black Diamond Arbitrage, Ltd.	31,750	3,175,000	3,398,812	6.2%	Monthly	45
Jet Capital Concentrated Offshore Fund, Ltd.	1,580	1,676,777	1,582,694	2.9	Monthly	30
MVN Event Driven Fund Limited	17,482	1,802,129	1,939,452	3.5	Monthly	45
PSAM WorldArb Fund Limited	6,588	3,049,332	3,177,982	5.8	Monthly	45
Sensato Asia Pacific Offshore Fund, Ltd.	1,402	1,401,754	1,362,817	2.5	Monthly	60
The Seganti Asia-Pacific Equity Multi-Strategy Fund	2,833	333,333	325,599	0.6	Monthly	30
Whitebox Relative Value Fund, Ltd.	1,636	2,352,423	3,404,814	6.2	Quarterly	60
		18,210,925	19,849,974	36.2
Total Private Investment Funds		$48,966,267	$54,127,970	98.6%

Mutual Fund
JPMorgan Liquidity Funds – US Dollar Treasury Liquidity Fund	1,437,749	1,437,749	1,437,749	2.6

Total Investments		$50,404,016	$55,565,719	101.2%
Other Assets & Liabilities, Net			(678,022)	(1.2)%
Net Assets			$54,887,697	100.0%

*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

See Accompanying Notes to Schedule of Investments. 2

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments
As of June 30, 2018 (Unaudited)

Note 1. Organization
Pine Grove Alternative Institutional Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the "Trust"), formed on June 21, 2013. The Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share of Class I Shares and Class A Shares (collectively, "Fund Shares"). Class A Shares are subject to a sales load of up to 3% of the investor's subscription. The Fund's investment objective is to seek long-term capital appreciation. The Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the "Partnership"). Class A Shares commenced operations on October 1, 2016. On May 11, 2016 the Board of Trustees of Pine Grove Alternative Fund approved a plan of liquidation and dissolution (the "Plan"). Pursuant to the Plan, Pine Grove Alternative Fund's Class I Shares were exchanged for an equivalent value of Class A Shares (the "Exchange") of the Fund on October 1, 2016.
The investment adviser of the Fund is FRM Investment Management (USA) LLC (the "Investment Adviser"), a registered investment adviser with the U.S. Securities Exchange Commission ("SEC") and a registered commodity pool operator with the Commodity Futures Trading Commission ("CFTC"). The Board of Trustees (the "Board" and each member a "Trustee") of the Fund supervises the conduct of the Fund's affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Fund's day-to-day investment activities.
Note 2. Fair Value Hierarchy
The valuation of the Fund's investments is reviewed monthly by the valuation committee ("Valuation Committee"). The value of the Fund's net assets is determined as of the close of the Fund's business at the end of each month. The Board has approved procedures pursuant to which the Fund values its investments in private investment funds (commonly referred to as hedge funds) ("Private Investment Funds") at fair value, which ordinarily will be the value provided to the Fund by the Private Investment Funds' administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Private Investment Fund's valuation policies and reported at the time of the Fund's valuation. Because most Private Investment Funds' administrators or investment managers will provide the Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that a Private Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments
As of June 30, 2018 (Unaudited)

determine the fair value of such Private Investment Fund based on the most recent final or estimated value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.
The Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements. The Fund's investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as "Net change in unrealized appreciation of investments." Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).
Relevant authoritative guidance permits the Fund, as a practical expedient, to measure the fair value of its total investments on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Fund's reporting date. The fair value of the Fund's Private Investment Funds is based on the information provided by such Private Investment Funds' management, which reflects the Fund's share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used). If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Fund's investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using other suitable sources. The Valuation Committee did not fair value any investments during the period ended June 30, 2018.
For investments other than Private Investment Funds and Mutual Funds for which the practical expedient is used for valuation, the Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments
As of June 30, 2018 (Unaudited)

Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
As of June 30, 2018, all investments were valued using the practical expedient.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018.
The following table outlines the redemption restriction period with regards to the Private Investment Funds' strategies.
Strategy	Fair Value[1]	Liquidation and Underlying Fund Side Pocket Investment[2] (A)	Redemptions in Restriction Period[3] (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Credit Long/Short (a)	$31,410,297	$52,289	$6,798,910	8	$6,851,199
Multi-Strategy (b)	2,867,699	-	2,867,699	7	2,867,699
Relative Value (c)	19,849,974	-	-	N/A	-
Total	$54,127,970	$52,289	$9,666,609		$9,718,898

[1]	No unfunded commitments as of June 30, 2018.
[2]
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

[3]
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed. The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

(a) Credit Long/Short: Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy structured products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(b) Multi-Strategy: This class includes Portfolio Funds engaged in a variety of investment strategies, seeking to deliver consistently positive returns regardless of the directional movement in equity,

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments
As of June 30, 2018 (Unaudited)

interest rate or currency markets. The diversification benefits help to smooth returns, reduce volatility and decrease asset-class an single strategy risks.

(c) Relative Value: This class includes Portfolio Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

Item 2.  Controls and Procedures.
(a) The registrant's Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND

By: /s/ Michelle McCloskey
Michelle McCloskey, Chief Executive Officer

Date: 8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Michelle McCloskey
Michelle McCloskey, Chief Executive Officer

Date: 8/27/18

By: /s/ Linzie Steinbach
Linzie Steinbach, Chief FinancialOfficer

Date: 8/27/18